Leases (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Schedule of Right-of-use Assets
Right‑of‑use assets related to leased properties that do not meet the definition of investment property are presented as property, plant and equipment.

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2024	119	24	143
Depreciation	(29)	(19)	(48)
Additions	17	26	43
Acquisition through business combination	1	—	1
Derecognition	*	—	*
Effects of movement in exchange rates	*	(1)	(1)
Balance at December 31, 2024	108	30	138

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2023	138	33	171
Depreciation	(26)	(15)	(41)
Additions	11	7	18
Derecognition	(3)	—	(3)
Effects of movement in exchange rates	(1)	(1)	(2)
Balance at December 31, 2023	119	24	143

*Amount less than $1 million
b)Amounts recognized in profit or loss

	2024	2023	2022
(in $ millions)	$	$	$
Interest on lease liabilities	12	13	13
Income from sub-leasing right-of-use assets, expenses relating to short-term leases and leases of low-value assets, and expenses relating to variable lease payments not included in the measurement of lease liabilities were not material to the Group for the years ended December 31, 2024 and 2023.
c)Amounts recognized in statement of cash flows
Refer to Note 14 (ii) on the amount of cash outflow paid for leases.
Disclosure Of Maturity Analysis Of Operating Lease Payments Receivable

	2024	2023
(in $ millions)	$	$
Not later than one year	67	64
Later than one year and not later than five years	36	42